Current and long-term debt - Schedule of debt rollforward by facility (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of Changes in Borrowings [Roll Forward]
Carrying Value as of December 31, 2022		$ 1,436,224
Carrying Value as of December 31, 2023		1,588,290	$ 1,436,224
Current		(427,722)	(300,649)
Non-Current		(939,188)	(264,106)
BNPP Sinosure Credit Facility
Reconciliation of Changes in Borrowings [Roll Forward]
Drawdowns			5,100	$ 1,900	$ 101,500
BCFL Lease Financing (MRs)
Reconciliation of Changes in Borrowings [Roll Forward]
Carrying Value as of December 31, 2022		53,200
Carrying Value as of December 31, 2023		21,700	53,200
2020 SPDBFL Lease Financing
Reconciliation of Changes in Borrowings [Roll Forward]
Carrying Value as of December 31, 2022		80,600
Carrying Value as of December 31, 2023		37,600	80,600
2021 Ocean Yield Lease Financing
Reconciliation of Changes in Borrowings [Roll Forward]
Carrying Value as of December 31, 2022		63,900	70,200
Carrying Value as of December 31, 2023		58,100	63,900	$ 70,200
Unsecured Senior Notes Due 2025
Reconciliation of Changes in Borrowings [Roll Forward]
Drawdowns	$ 26,500
Gross carrying amount
Reconciliation of Changes in Borrowings [Roll Forward]
Carrying Value as of December 31, 2022		1,948,592
Drawdowns		1,386,482
Repayments		(1,744,056)
Other Activity		(26,421)
Carrying Value as of December 31, 2023		1,617,439	1,948,592
Current		(433,903)
Non-Current		(1,183,536)
Gross carrying amount | Hamburg Commercial Bank Credit Facility
Reconciliation of Changes in Borrowings [Roll Forward]
Carrying Value as of December 31, 2022		33,732
Drawdowns		0
Repayments		(33,732)
Other Activity		0
Carrying Value as of December 31, 2023		0	33,732
Current		0
Non-Current		0
Gross carrying amount | Prudential Credit Facility
Reconciliation of Changes in Borrowings [Roll Forward]
Carrying Value as of December 31, 2022		39,286
Drawdowns		0
Repayments		(5,546)
Other Activity		0
Carrying Value as of December 31, 2023		33,740	39,286
Current		(33,740)
Non-Current		0
Gross carrying amount | 2019 DNB / GIEK Credit Facility
Reconciliation of Changes in Borrowings [Roll Forward]
Carrying Value as of December 31, 2022		38,338
Drawdowns		0
Repayments		(38,338)
Other Activity		0
Carrying Value as of December 31, 2023		0	38,338
Current		0
Non-Current		0
Gross carrying amount | BNPP Sinosure Credit Facility
Reconciliation of Changes in Borrowings [Roll Forward]
Carrying Value as of December 31, 2022		80,576
Drawdowns		0
Repayments		(10,909)
Other Activity		0
Carrying Value as of December 31, 2023		69,667	80,576
Current		(10,909)
Non-Current		(58,758)
Gross carrying amount | 2020 $225.0 Million Credit Facility
Reconciliation of Changes in Borrowings [Roll Forward]
Carrying Value as of December 31, 2022		37,765
Drawdowns		0
Repayments		(37,765)
Other Activity		0
Carrying Value as of December 31, 2023		0	37,765
Current		0
Non-Current		0
Gross carrying amount | 2023 $225.0 Million Credit Facility
Reconciliation of Changes in Borrowings [Roll Forward]
Carrying Value as of December 31, 2022		0
Drawdowns		225,000
Repayments		(25,425)
Other Activity		0
Carrying Value as of December 31, 2023		199,575	0
Current		(33,900)
Non-Current		(165,675)
Gross carrying amount | 2023 $49.1 Million Credit Facility
Reconciliation of Changes in Borrowings [Roll Forward]
Carrying Value as of December 31, 2022		0
Drawdowns		49,088
Repayments		(3,462)
Other Activity		0
Carrying Value as of December 31, 2023		45,626	0
Current		(4,615)
Non-Current		(41,011)
Gross carrying amount | 2023 $117.4 Million Credit Facility
Reconciliation of Changes in Borrowings [Roll Forward]
Carrying Value as of December 31, 2022		0
Drawdowns		117,394
Repayments		(8,504)
Other Activity		0
Carrying Value as of December 31, 2023		108,890	0
Current		(17,007)
Non-Current		(91,883)
Gross carrying amount | 2023 $1.0 Billion Credit Facility
Reconciliation of Changes in Borrowings [Roll Forward]
Carrying Value as of December 31, 2022		0
Drawdowns		901,000
Repayments		(336,093)
Other Activity		0
Carrying Value as of December 31, 2023		564,907	0
Current		(116,149)
Non-Current		(448,758)
Gross carrying amount | 2023 $94.0 Million Credit Facility
Reconciliation of Changes in Borrowings [Roll Forward]
Carrying Value as of December 31, 2022		0
Drawdowns		94,000
Repayments		(1,092)
Other Activity		0
Carrying Value as of December 31, 2023		92,908	0
Current		(9,666)
Non-Current		(83,242)
Gross carrying amount | Ocean Yield Lease Financing
Reconciliation of Changes in Borrowings [Roll Forward]
Carrying Value as of December 31, 2022		114,273
Drawdowns		0
Repayments		(89,484)
Other Activity		(454)
Carrying Value as of December 31, 2023		25,243	114,273
Current		(3,035)
Non-Current		(22,208)
Gross carrying amount | BCFL Lease Financing (LR2s)
Reconciliation of Changes in Borrowings [Roll Forward]
Carrying Value as of December 31, 2022		67,058
Drawdowns		0
Repayments		(68,310)
Other Activity		(1,252)
Carrying Value as of December 31, 2023		0	67,058
Current		0
Non-Current		0
Gross carrying amount | CSSC Lease Financing
Reconciliation of Changes in Borrowings [Roll Forward]
Carrying Value as of December 31, 2022		119,165
Drawdowns		0
Repayments		(121,279)
Other Activity		(2,114)
Carrying Value as of December 31, 2023		0	119,165
Current		0
Non-Current		0
Gross carrying amount | BCFL Lease Financing (MRs)
Reconciliation of Changes in Borrowings [Roll Forward]
Carrying Value as of December 31, 2022		53,202
Drawdowns		0
Repayments		(31,068)
Other Activity		481
Carrying Value as of December 31, 2023		21,653	53,202
Current		(21,653)
Non-Current		0
Gross carrying amount | AVIC Lease Financing
Reconciliation of Changes in Borrowings [Roll Forward]
Carrying Value as of December 31, 2022		77,769
Drawdowns		0
Repayments		(77,769)
Other Activity		0
Carrying Value as of December 31, 2023		0	77,769
Current		0
Non-Current		0
Gross carrying amount | 2020 CMBFL Lease Financing
Reconciliation of Changes in Borrowings [Roll Forward]
Carrying Value as of December 31, 2022		38,090
Drawdowns		0
Repayments		(38,090)
Other Activity		0
Carrying Value as of December 31, 2023		0	38,090
Current		0
Non-Current		0
Gross carrying amount | 2020 TSFL Lease Financing
Reconciliation of Changes in Borrowings [Roll Forward]
Carrying Value as of December 31, 2022		40,607
Drawdowns		0
Repayments		(40,607)
Other Activity		0
Carrying Value as of December 31, 2023		0	40,607
Current		0
Non-Current		0
Gross carrying amount | 2020 SPDBFL Lease Financing
Reconciliation of Changes in Borrowings [Roll Forward]
Carrying Value as of December 31, 2022		80,616
Drawdowns		0
Repayments		(43,753)
Other Activity		(763)
Carrying Value as of December 31, 2023		37,626	80,616
Current		(37,626)
Non-Current		0
Gross carrying amount | 2021 AVIC Lease Financing
Reconciliation of Changes in Borrowings [Roll Forward]
Carrying Value as of December 31, 2022		83,662
Drawdowns		0
Repayments		(7,252)
Other Activity		(1,157)
Carrying Value as of December 31, 2023		77,567	83,662
Current		(77,567)
Non-Current		0
Gross carrying amount | 2021 CMBFL Lease Financing
Reconciliation of Changes in Borrowings [Roll Forward]
Carrying Value as of December 31, 2022		68,045
Drawdowns		0
Repayments		(6,520)
Other Activity		0
Carrying Value as of December 31, 2023		61,525	68,045
Current		(6,520)
Non-Current		(55,005)
Gross carrying amount | 2021 TSFL Lease Financing
Reconciliation of Changes in Borrowings [Roll Forward]
Carrying Value as of December 31, 2022		49,997
Drawdowns		0
Repayments		(4,380)
Other Activity		(865)
Carrying Value as of December 31, 2023		46,482	49,997
Current		(46,482)
Non-Current		0
Gross carrying amount | 2021 CSSC Lease Financing
Reconciliation of Changes in Borrowings [Roll Forward]
Carrying Value as of December 31, 2022		48,631
Drawdowns		0
Repayments		(48,631)
Other Activity		0
Carrying Value as of December 31, 2023		0	48,631
Current		0
Non-Current		0
Gross carrying amount | 2021 $146.3 Million Lease Financing
Reconciliation of Changes in Borrowings [Roll Forward]
Carrying Value as of December 31, 2022		133,699
Drawdowns		0
Repayments		(133,699)
Other Activity		0
Carrying Value as of December 31, 2023		0	133,699
Current		0
Non-Current		0
Gross carrying amount | 2021 Ocean Yield Lease Financing
Reconciliation of Changes in Borrowings [Roll Forward]
Carrying Value as of December 31, 2022		63,933
Drawdowns		0
Repayments		(5,850)
Other Activity		0
Carrying Value as of December 31, 2023		58,083	63,933
Current		(5,866)
Non-Current		(52,217)
Gross carrying amount | 2022 AVIC Lease Financing
Reconciliation of Changes in Borrowings [Roll Forward]
Carrying Value as of December 31, 2022		112,620
Drawdowns		0
Repayments		(9,169)
Other Activity		0
Carrying Value as of December 31, 2023		103,451	112,620
Current		(9,168)
Non-Current		(94,283)
Gross carrying amount | IFRS 16 - Leases - 3 MR (See Note 6)
Reconciliation of Changes in Borrowings [Roll Forward]
Carrying Value as of December 31, 2022		21,138
Drawdowns		0
Repayments		(36,933)
Other Activity		(15,795)
Carrying Value as of December 31, 2023		0	21,138
Current		0
Non-Current		0
Gross carrying amount | IFRS 16 - Leases - $670.0 Million (see Note 6)
Reconciliation of Changes in Borrowings [Roll Forward]
Carrying Value as of December 31, 2022		475,939
Drawdowns		0
Repayments		(480,396)
Other Activity		(4,457)
Carrying Value as of December 31, 2023		0	475,939
Current		0
Non-Current		0
Gross carrying amount | Unsecured Senior Notes Due 2025
Reconciliation of Changes in Borrowings [Roll Forward]
Carrying Value as of December 31, 2022		70,451
Drawdowns		0
Repayments		0
Other Activity		(45)
Carrying Value as of December 31, 2023		70,496	70,451
Current		0
Non-Current		(70,496)
Deferred financing fees
Reconciliation of Changes in Borrowings [Roll Forward]
Carrying Value as of December 31, 2022		12,758
Drawdowns		27,627
Repayments		0
Other Activity		11,571
Carrying Value as of December 31, 2023		28,814	12,758
Current		(5,846)
Non-Current		(22,968)
Deferred financing fees | Unsecured Senior Notes Due 2025
Reconciliation of Changes in Borrowings [Roll Forward]
Carrying Value as of December 31, 2022		1,700
Carrying Value as of December 31, 2023		1,100	1,700
Prepaid interest expense
Reconciliation of Changes in Borrowings [Roll Forward]
Carrying Value as of December 31, 2022		3,735
Drawdowns		0
Repayments		3,400
Other Activity		0
Carrying Value as of December 31, 2023		335	3,735
Current		(335)
Non-Current		0
Net carrying amount
Reconciliation of Changes in Borrowings [Roll Forward]
Carrying Value as of December 31, 2022		1,932,099
Drawdowns		1,358,855
Repayments		(1,740,656)
Other Activity		(37,992)
Carrying Value as of December 31, 2023		1,588,290	$ 1,932,099
Current		(427,722)
Non-Current		$ (1,160,568)